Segment Reporting (Segment Data) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Net revenues	$ 18,876	$ 20,706	$ 20,234	$ 16,530	$ 17,807	$ 16,936	$ 17,383	$ 15,587	$ 76,346	[1]	$ 67,713	[1]	$ 62,080	[1]
Amortization of intangibles									(98)		(88)		(74)
General corporate expenses									(183)		(177)		(157)
Operating income									13,332		11,200		10,040
Interest expense, net									(800)		(876)		(797)
Earnings before income taxes									12,532		10,324		9,243
European Union [Member]
Segment Reporting Information [Line Items]
Net revenues									29,768		28,050		28,550
Operating companies income									4,560		4,311		4,506
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Net revenues									17,452		15,928		13,865
Operating companies income									3,229		3,152		2,663
Asia [Member]
Segment Reporting Information [Line Items]
Net revenues									19,590		15,235		12,413
Operating companies income									4,836		3,049		2,436
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Net revenues									9,536		8,500		7,252
Operating companies income									988		953		666
Customer Concentration Risk [Member] | Germany [Member]
Segment Reporting Information [Line Items]
Net revenues									$ 8,100		$ 7,500		$ 7,900

[1]	Total net revenues attributable to customers located in Germany, PMI's largest market in terms of net revenues, were $8.1 billion, $7.5 billion and $7.9 billion for the years ended December 31, 2011, 2010 and 2009, respectively.